Document and Entity Information	0 Months Ended
May 05, 2015
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	May 05, 2015
Document Effective Date	May 05, 2015
Prospectus Date	May 01, 2015
Eaton Vance Small-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	EAVSX
Eaton Vance Small-Cap Value Fund | Class B
Risk/Return:
Trading Symbol	EBVSX
Eaton Vance Small-Cap Value Fund | Class C
Risk/Return:
Trading Symbol	ECVSX
Eaton Vance Small-Cap Value Fund | Class I
Risk/Return:
Trading Symbol	EIVSX